Redeemable Convertible Preferred Stock - Schedule of Value of Each Class of Preferred Stock, Liquidation and Redemption Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Class of Stock [Line Items]
Preferred Stock value	$ 101,293
Series A Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock value	5,528
Series B Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock value	11,979
Series C Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock value	16,419
Series D Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock value	22,388
Series D-1 Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock value	9,866
Series E Designated, Issued, and Outstanding [Member]
Class of Stock [Line Items]
Preferred Stock value	$ 35,113